LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consists of:

	December 31,
	2019	2018
	(In thousands)
ANGI Term Loan due November 5, 2023	$247,500	$261,250
Less: current portion of ANGI Term Loan	13,750	13,750
Less: unamortized debt issuance costs	1,804	2,529
Total long-term debt, net	$231,946	$244,971

Schedule of Aggregate Contractual Maturities of Long-term Debt
Maturities of long-term debt liabilities as of December 31, 2019 (in thousands):

Years Ending December 31,
2020	$13,750
2021	13,750
2022	27,500
2023	192,500
Total	247,500
Less: current portion of long-term debt	13,750
Less: unamortized debt issuance costs	1,804
Total long-term debt, net	$231,946